Fair Value Measurements (Details Textual) - USD ($)	1 Months Ended		3 Months Ended	6 Months Ended
	Sep. 30, 2015	Jun. 30, 2015	Jun. 30, 2017	Jun. 30, 2017	Dec. 31, 2016
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award				5,806,280
Warrant Issuance Exercise Price Description				share or warrant issuance at less than $0.18945 price share or exercise price per share
Liability Related To Stock Options and Warrants			$ 4,995,020	$ 4,995,020	$ 7,662,808
Stock Options And Warrants Fair Value Disclosure			4,995,020	4,995,020	7,627,970
Debt Instrument, Unamortized Discount	$ 3,000,000
Interest Expense, Other	3,000,000
Financing Interest Expense	23,000,000
Derivative Liability, Fair Value, Gross Liability			0	0	$ 34,838
Derivative, Gain (Loss) on Derivative, Net			34,838	34,838
RPC Pharma Ltd [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Percentage Of Shares Outstanding		15.00%
Liability Related To Stock Options and Warrants	$ 26,000,000
Stock Options And Warrants Fair Value Disclosure			$ 2,632,950	$ 2,632,950
Short-term Debt		$ 3,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value		$ 26,000,000
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		15.00%